Revenue - Trade Accounts Receivable, Contract Assets and Contract Liabilities (Table) (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Accounts Receivable, Net [Abstract]
Trade Accounts Receivable, net of allowance for doubtful receivables	$ 13,713	$ 14,526
Deferred Contract Costs (Note 5)	496	0
Deferred Revenue	$ 1,776	$ 865